CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2019 CNY (¥) shares		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Current liabilities	¥ 1,875,697,710		$ 269,427,118	¥ 1,110,983,764
Accounts payable, current	328,268,752		47,152,856	131,249,219
Amounts due to a related party, current	3,436,586	[1],[2]	493,635
Loyalty payable, current	134,145,439		19,268,787	256,661,934
Advance from customers and deferred revenue, current	246,630,128		35,426,201	155,099,317
Salary and welfare payable, current	129,169,734		18,554,071	43,422,202
Tax payable, current	118,156,494		16,972,118	101,286,721
Lease liabilities, current	38,210,188		5,488,550
Accrued liabilities, current	89,184,947		12,810,616	44,133,812
Accrued liabilities and other current liabilities	¥ 788,495,442		$ 113,260,284	¥ 379,130,559
Ordinary shares, shares, issued | shares	34,248,442		34,248,442
Treasury stock, par value | $ / shares			$ 0.0001
Treasury stock, shares | shares	8,635,420		8,635,420	9,500,000
Variable Interest Entities
Current liabilities	¥ 1,792,082,225			¥ 1,022,418,769
Accounts payable, current	313,189,188			73,087,671
Amounts due to a related party, current	3,330,101			0
Loyalty payable, current	127,253,323			249,881,449
Advance from customers and deferred revenue, current	246,251,382			152,181,358
Salary and welfare payable, current	126,884,752			41,665,582
Tax payable, current	93,025,726			100,757,561
Lease liabilities, current	31,275,663			0
Accrued liabilities, current	89,184,947			44,133,812
Accrued liabilities and other current liabilities	¥ 761,687,143			¥ 360,711,336
Class A Ordinary Shares
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, shares authorized | shares	50,000,000		50,000,000	50,000,000
Ordinary shares, shares, issued | shares	40,812,245		40,812,245	37,022,806
Ordinary shares, shares, outstanding | shares	32,176,825		32,176,825	27,522,806
Class B Ordinary Shares
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, shares authorized | shares	34,248,442		34,248,442	34,248,442
Ordinary shares, shares, issued | shares	32,937,193		32,937,193	34,248,442
Ordinary shares, shares, outstanding | shares	32,937,193		32,937,193	34,248,442

[1]	For the year ended December 31, 2019, the Group entered into a CPM (cost per impression) arrangement with a media platform under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from the related party amounted to RMB 35.6 million for the year ended December 31, 2019.
[2]	For the year ended December 31, 2019, the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee of RMB6.8 million represents the amount paid to the game developing company in relation to the arrangement.